Commitments and Contingencies Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 8,989
Operating Leases, Future Minimum Payments, Due in Two Years	6,741
Operating Leases, Future Minimum Payments, Due in Three Years	6,138
Operating Leases, Future Minimum Payments, Due in Four Years	5,602
Operating Leases, Future Minimum Payments, Due in Five Years	4,711
Operating Leases, Future Minimum Payments, Due Thereafter	7,301
Operating Leases, Future Minimum Payments Due	$ 39,482